Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The Company’s short and long-term debt consists of the following:

		Weighted Average Interest Rate		Carrying Value
	Maturity	2014	2013	2014	2013
				(Dollars in Millions)
Short-Term Debt:
Current portion of long-term debt		3.5%	N/A	$8	$—
Short-term borrowings		3.6%	8.3%	21	1
				$29	$1
Long-Term Debt:
6.75% Senior notes due April 15, 2019	2019	N/A	6.75%	$—	$396
Term facility due April 9, 2021	2021	3.5%	N/A	583	—
Other	2014-2018	4.2%	3.4%	4	2
				$587	$398